Securities (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Amortized Cost	$ 8,793,831
Financial instruments fair value	8,805,745	$ 9,947,138
Maturities Up to 12 months	798,680
Maturities Over 12 months	8,001,646
Amortized Cost	368,039
Fair Value	368,574	91,853
Maturities Over 12 months	333,725
Fair value no maturity	5,419
Maturities Up to 12 months	5,486
Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Financial instruments fair value original currency	37,333,260	45,527,868
Financial instruments fair value	7,686,169	8,622,049
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Financial instruments fair value original currency	1,118,169	1,323,707
Financial instruments fair value	1,118,169	1,323,707
Others [Member]
IfrsStatementLineItems [Line Items]
Financial instruments fair value original currency	23,880	26,949
Financial instruments fair value	1,407	1,382
Government Bonds Brazil One [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	7,156,614
Financial instruments fair value	7,166,551	8,222,115
Maturities Up to 12 months	509,084
Maturities Over 12 months	6,657,467
Government Bonds United States [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	125,975
Financial instruments fair value	126,914	171,184
Maturities Over 12 months	126,914
Government Bonds Mexico [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	1,510
Financial instruments fair value	1,407	1,382
Maturities Over 12 months	1,407
Government Bonds 1 [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	7,284,099
Financial instruments fair value	7,294,872	8,394,681
Maturities Up to 12 months	509,084
Maturities Over 12 months	6,785,788
Corporate Bonds And Other Instruments 1 Debentures [Member]
IfrsStatementLineItems [Line Items]
Maturities Up to 12 months	95,206
Amortized Cost	1,243,377
Fair Value	1,243,841	788,948
Maturities Over 12 months	1,148,635
Corporate Bonds And Other Instruments 1 Investment Funds [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	54,803
Fair Value	54,803	302,779
Maturities Over 12 months	49,384
Fair value no maturity	5,419
Corporate Bonds And Other Instruments 1 Time Deposit [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	193,928
Fair Value	194,390	445,531
Maturities Up to 12 months	194,390
Corporate Bonds And Other Instruments 1 Real Estate And Agribusiness [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	17,624
Fair Value	17,839	15,199
Maturities Over 12 months	17,839
Corporate Bonds And Other Instruments 1 [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	1,509,732
Fair Value	1,510,873	$ 1,552,457
Maturities Over 12 months	1,215,858
Fair value no maturity	5,419
Maturities Up to 12 months	$ 289,596